PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 92,000	$ 199,000